Shareholders’ Equity	12 Months Ended
Dec. 31, 2025
Shareholders’ Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 18 – SHAREHOLDERS’ EQUITY

Statutory Reserve

The Company is required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Board of Directors. The restricted amounts as determined pursuant to PRC laws totaled $1,072,895 and $1,072,895 as of December 31, 2025 and 2024, respectively.

Common Shares

ReTo was established on August 7, 2015 under the laws of the British Virgin Islands.

Share redesignation

On August 4, 2024, shareholders of ReTo at the 2024 Annual General Meeting of Shareholders approved the amendment and restatement of its amended memorandum and articles of association to, among other things, (a) redesignate the existing shares, par value $0.10 each, as Class A Shares, par value $0.10 each, with the same rights as the existing shares, including the right to one vote at a meeting of the shareholders or on any resolution of shareholders; the right to an equal share in any dividend paid by the Company; and the right to an equal share in the distribution of the surplus assets of the Company on its liquidation, and (b) create an additional 2,000,000 shares each to be designated as Class B shares, par value $0.01 each, with each share to entitle the holder thereof to 1,000 votes but with transfer restrictions, pre-emption rights and no right to any dividend or distribution of the surplus assets on liquidation. The Company has retroactively reflected the above changes made to the Company’s capital structure in the consolidated financial statements as of the earliest period presented.

Immediately after the share redesignation, the Company has an unlimited authorized number of Class A Shares, no par value, and 2,000,000 authorized Class B shares with par value of $0.01 each.

Issuance of Class B shares

On August 14, 2024, as approved by the Company’s board of directors and shareholders, the Company issued 1,000,000 Class B shares to REIT International Development (Group) Co., Limited for a total consideration of $10,000. The issuance of the Class B shares was in reliance on the registration exemption contained in Section 4(a)(2) of the Securities Act of 1933, as amended.

Share combinations

On May 9, 2023, the Company implemented a combination of its authorized, issued and outstanding shares at a ratio of ten-for-one so that every ten shares (or part thereof) authorized and issued were combined into one share (with the fractional shares rounding up to the next whole share) (the “2023 Share Combination”). The Company’s shares began trading on a post-combination basis on May 12, 2023. As a result of the 2023 Share Combination, the Company’s authorized shares were changed from 200,000,000 shares, par value $0.001 per share, to 20,000,000 shares, par value $0.01 per share.

On July 31, 2023, the Company’s board of directors approved a change of the maximum number of shares that the Company is authorized to issue from 20,000,000 shares of a single class each with a par value of $0.01 to an unlimited number of shares of a single class each with a par value of $0.01, effective July 31, 2023.

On February 1, 2024, the Company’s board of directors approved another combination of shares on a ten-for-one basis (the “2024 Share Combination”). The Company’s shares began trading on a post combination basis on March 1, 2024. As a result of the 2024 Share Combination, each ten pre-combination shares of the Company were automatically combined into one share without any action on the part of the holders, with par value of the shares of the Company changing from $0.01 per share to $0.1 per share.

On February 11, 2025, the Company’s board of directors approved another combination of shares on a ten-to-one basis (the “2025 Share Combination I”). The Company’s shares began trading on a post-combination basis on March 7, 2025. As a result of the 2025 Share Combination I, each ten pre-combination shares of the Company were automatically combined into one share without any action on the part of the holders, with par value of the shares of the Company changing from $0.1 per share to $1.0 per share.

On May 12, 2025, the Company’s board of directors approved to amend and restate the memorandum and articles of association, currently in effect, to adjust the par value of its existing Class A Shares from “par value $1 each” to “no par value.” The Company filed the amended and restated memorandum articles of association to reflect this adjustment with the British Virgin Islands Registrar of Corporate Affairs.

On November 3, 2025, the Company’s board of directors approved another combination of shares on a five-to-one basis (the “2025 Share Combination II”). The Company’s shares began trading on a post-combination basis on November 3, 2025. As a result of the 2025 Share Combination II, each five pre-combination shares of the Company were automatically combined into one share without any action on the part of the holders, with no par value of the shares of the Company.

The above share redesignation and share combinations are part of the Company’s recapitalization, which was accounted for on a retroactively basis as if the transaction occurred at the beginning of the period presented pursuant to ASC 260. All Class A and Class B ordinary shares and per share data for all periods have been retroactively restated accordingly. As of December 31, 2025 and December 31, 2024, 1,887,189 and 386,253 Class A Shares, respectively, were issued and outstanding.

Escrow Earnout Shares

936,000 Class A Shares was issued in connection with the April 25, 2025 acquisition of MMB as the Escrow Earnout Shares (see Note 5).

Commitment Shares and Pre-Delivery Shares

5,722 Commitment Shares and 127,000 Pre-Delivery Shares was issued in connection with the convertible loans with Streeterville Capital, LLC (see Note 13).

Equity grants

On March 8, 2023, the Company’s board of directors approved the issuance of an aggregate of 1,000 Class A shares to its employees, officers and directors for their services under the 2022 Share Incentive Plan. For the year ended December 31, 2023, the Company recognized share-based compensation expenses of $2,100,000.

On June 7, 2024, the Company’s board of directors approved the issuance of an aggregate of 3,745 common shares to its employees, officers and directors for their services under the 2022 Share Incentive Plan. For the period from June 24, 2024 to August 12, 2024, the Company issued an aggregate of 3,745 Class A Shares, and the Company recognized share-based compensation expenses of $285,889.

Issuances for Consulting Services

On February 27, 2023, the Company entered into a consulting service agreement with Express Transportation Ltd. (“ETL”). Pursuant to the agreement, ETL agreed to provide feasibility, analysis and risk management services for investment projects in mainland China in exchange for 400 Class A shares, which were issued on March 8, 2023. Share-based compensation is amortized over the service period. For the year ended December 31, 2023, the Company recognized share-based compensation expenses of $840,000.

On February 27, 2023, the Company entered into a consulting service agreement with Maxleed Investment Holding Ltd. (“MIHL”). Pursuant to the agreement, MIHL agreed to provide strategy, due diligence, business expansion and optimization services in exchange for 400 Class A shares, which were issued on March 8, 2023. Share-based compensation is amortized over the service period. For the year ended December 31, 2023, the Company recognized share-based compensation expenses of $840,000.

On September 25, 2023, the Company entered into a consulting service agreement with SevenBull, Inc. (“SevenBull”), pursuant to which the Company agreed to issue 4,000 Class A shares of the Company to the consulting firm as consideration for its business consulting services. The Company issued 4,000 Class A shares valued at $1,131,200 based on the fair market price of the Company’s common shares, at $283 per share on October 3, 2023. For the year ended December 31, 2023, the Company recognized share-based compensation expenses of $1,131,200.

On September 6, 2024, the Company entered into a consulting service agreement with Jaash Investment Limited (“Jaash Investment”), pursuant to which the Company agreed to issue 25,371 common shares of the Company to the consulting firm as consideration for its business consulting services. The Company issued 25,371 Class A shares valued at $2,067,766 based on the market price of the Company’s common shares on September 6, 2024. For the year ended December 31, 2024, the Company recognized the related share-based compensation expenses of $2,067,766.

Private placement in 2023

On May 18, 2023, the Company entered into a securities purchase agreement. Pursuant to the agreement, the Company issued 4,000 Class A shares at $1,650 per share for aggregate gross proceeds of $6,600,000, which were issued on May 25, 2023.

Private placements in 2024

On September 29, 2023, the Company entered into a securities purchase agreement (the “Public Offering SPA”) to sell an aggregate of 30,000 Class A shares at a price of $500.0 per share to certain investors. On March 13, 2024, the Company entered into an amendment to the Public Offering SPA with such investors to change the subscription price from $500.0 to $200. Net proceeds amounted to $6,000,000. In addition, in a concurrent private placement (the “Concurrent Private Placement”) on September 29, 2023, the Company agreed to sell to certain other investors an aggregate of 20,000 Class A shares, no par value, at $500.0 per share. On March 13, 2024, the Company entered into an amendment to the Concurrent Private Placement with such investors to change the subscription price from $500.0 to $200.0, and the Company closed the Concurrent Private Placement with gross proceeds of $4,000,000 and net proceeds of $3,939,062.

On August 30, 2024, the Company entered into an offering agreement. Pursuant to the agreement, the Company issued 281,904 Class A shares at $69 per share for aggregate net proceeds of $19,451,376. The shares were issued on September 6, 2024.

Private placements in 2025

On October 23, 2025, the Company entered into an offering agreement. Pursuant to the agreement, the Company issued 274,725 Class A shares at a price of $5.2 per share for proceeds of $1,428,571. In connection with such offering, the Company issued 100,000 Class A shares of the Company to a consulting firm (the “Consultant”) in consideration for the Consultant’s services rendered directly related to the offering. The estimated fair value of Class A shares issued to the Consultant was $620,000 determined based on the trading price of the Company’s Class A shares at the grant date and treated as the direct cost of this offering.

Conversion of Convertible Debentures

During the year ended December 31, 2023, the Company issued an aggregate of 5,593 Class A shares for conversion of the $4,111,082 convertible debentures based on the conversion price ranging from $435.5 to $1,460.

During the year ended December 31, 2025, the Company issued an aggregate of 29,147 Class A shares for conversion of the $50,000 Convertible Debentures based on the conversion price of $1.72.

Subsequent to December 31, 2025 and up to April 23, 2026, the Company issued an aggregate of 1,199,813 Class A shares for conversion of the $765,000 Convertible Debentures based on the conversion price ranging from $0.54 to $1.01.

Non-controlling Interest from Acquisition

On April 25, 2025, ReTo entered into the Share Exchange Agreement to acquire 51% equity interest in MMB, a British Virgin Islands business company, from the Sellers (see Note 5). The non-controlling interest resulting from this acquisition amounted to $3,807,876.